Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ 3,356,299	$ 5,446,487	$ 5,248,532
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	723,586	617,634	691,695
Amortization	30,048	30,617	34,964
Bad debt expense			256,857
Deferred tax benefits (expenses)		296,163	(53,681)
Loss (gain) on disposal of fixed assets	(654,138)	19,051
Changes in operating assets and liabilities:
Accounts receivable	(260,202)	996,761	(2,906,387)
Notes receivable	(10,332)	2,606,326	653,983
Inventories	(1,987,737)	3,566,204	(1,570,427)
Advances to suppliers	366,087	1,387,753	(1,518,134)
Advances to suppliers – related party	180,333	(5,459,669)	8,612,469
Other receivables	3,303,687	(838,251)	(1,222,110)
Accounts payable	650,988	(13,033)	(7,445,939)
Accrued expenses and other current liabilities	(387,358)	843,625	(4,830,841)
Notes payable	(2,301,375)	(3,795,141)	600,653
Advances from customers	222,805	(4,257,789)	3,476,023
Tax payable	(28,401)	899,869	1,182,113
Net cash provided by operating activities	3,204,290	2,346,607	1,209,770
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(664,996)	(912,702)	(527,755)
Proceeds from disposition of property, plant and equipment	724,782
Net cash provided by (used in) investing activities	59,786	(912,702)	(527,755)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	38,620,077	39,715,044	49,463,573
Repayments on short-term borrowings	(40,488,791)	(46,605,766)	(49,132,022)
Advances from related parties	3,068,965	7,926,927	611,920
Repayments to related parties	(5,889,557)	(4,526,092)
Net cash provided by (used in) financing activities	(4,689,306)	(3,489,887)	943,471
Effect of exchange rate changes on cash and cash equivalents and restricted cash	113,762	(125,041)	(196,191)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,311,468)	(2,181,023)	1,429,295
Cash and cash equivalents and restricted cash at the beginning of year	3,016,672	5,197,695	3,768,400
Cash and cash equivalents and restricted cash at the end of year	1,705,204	3,016,672	5,197,695
Supplemental disclosures of cash flows information:
Cash paid for income taxes	135,262	202,702	221,937
Cash paid for interest	$ 1,951,622	$ 2,258,101	$ 2,082,680